Consolidated Statements of Cash Flows (Parenthetical) (USD $)	1 Months Ended
Mar. 25, 2011
Statement of Cash Flows [Abstract]
Acquired accrued liabilities from Acquisition	$ 24,000
Acquired accounts receivable from Acquisition	112,000
Loss on disposal of real estate assets	$ (13,461)